    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2006
                                           1933 ACT REGISTRATION NO. 333-131035
                                            1940 ACT REGISTRATION NO. 811-07975
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                            POST-EFFECTIVE AMENDMENT NO. 1                  [X]

                                          AND

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                            POST-EFFECTIVE AMENDMENT NO. 76                 [X]

                           (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                               -----------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               -----------------

                               JOSEPH D. EMANUEL
                              CHIEF LEGAL OFFICER
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                          SHELTON, CONNECTICUT 06484
                                 203-944-7504
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                     VICE PRESIDENT AND CORPORATE COUNSEL
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2917
                                 973-802-6997

                               -----------------

Approximate Date of Proposed Sale to the Public:

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on October 6, 2006 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_]on __________ pursuant to paragraph (a) (1) of Rule 485

[_]75 days after filing pursuant to paragraph (a) (2) of Rule 485

[_]on __________ pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:
              Interests in Individual Variable Annuity Contracts

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 1 to the Registration Statement for the purpose of including in the Registration Statement a Prospectus supplement which reflects certain changes to the underlying funds and other changes. The Prospectus and Statement of Additional Information that were filed as part of Pre-Effective Amendment No. 1 with the SEC on April 14, 2006 as supplemented May 1, 2006, June 9, 2006, August 4, 2006 and August 8, 2006 are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment to the registration statement does not amend or delete any other part of the registration statement.

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006
                      SUPPLEMENT DATED NOVEMBER 20, 2006

SUPPLEMENT DATED NOVEMBER 20, 2006 TO THE MAY 1, 2006 PROSPECTUS FOR PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY'S PRUDENTIAL PREMIER SERIES ANNUITY

THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR ANNUITY. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CONTACT US AT 1-888-PRU-2888.

We are issuing this supplement to describe in the prospectus for the Pruco Life Insurance Company of New Jersey ("PLNJ") Prudential Premier Series Annuity, certain changes with respect to the underlying mutual funds as well as disclosure reflecting the maximum charge for the Guaranteed Minimum Income Benefit available under Prudential Premier Series Annuity. These changes will be effective on or about November 20, 2006, unless specifically stated otherwise.

1. GUARANTEED MINIMUM INCOME BENEFIT MAXIMUM CHARGE

In the Summary of Contract Fees and Charges section of the prospectus for the Prudential Premier Series Annuity, we revise the line item pertaining to GMIB to read as follows:

  Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge
  Upon Certain Withdrawals - as a percentage of average GMIB Protected
  Value*                                                                 2.00%

  Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
  Certain Withdrawals - as a percentage of average GMIB Protected Value
  (current charge)                                                       0.50%

* We reserve the right to increase the charge for GMIB to a maximum of 2.00% upon any reset of the GMIB Protected Value.

2. CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the Investment Options section of the prospectus, we make the following changes to the chart setting forth a brief description of each variable investment option, to reflect the following subadviser name change with respect to one of the variable investment options:

..      AST Small Cap Value Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In the Investment Options section of the prospectus, we revise the investment objectives/policies section, and portfolio advisor/sub-advisor section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisors as well as revisions to non-fundamental investment policies:

   AST LSV International Value Portfolio.

                                                                                          PORTFOLIO
   STYLE/                                                                                 ADVISOR/
    TYPE                          INVESTMENT OBJECTIVES/POLICIES                         SUB-ADVISOR
------------- ---------------------------------------------------------------------- --------------------
INTERNATIONAL AST INTERNATIONAL VALUE PORTFOLIO (formerly AST LSV International      LSV Asset
   EQUITY     Value Portfolio): seeks capital growth. The Portfolio normally invests Management,
              at least 80% of the Portfolio's investable assets (net assets plus     Thornburg Investment
              borrowings made for investment purposes) in the equity securities of   Management, Inc.
              companies in developed countries outside the United States that are represented in the MSCI EAFE Index.

      AST William Blair International Growth Portfolio.

                                                                                              PORTFOLIO
   STYLE/                                                                                     ADVISOR/
    TYPE                             INVESTMENT OBJECTIVES/POLICIES                          SUB-ADVISOR
------------- ---------------------------------------------------------------------------- ---------------
INTERNATIONAL AST INTERNATIONAL GROWTH PORTFOLIO (formerly, AST William Blair              Marsico Capital
   EQUITY     International Growth Portfolio): seeks long-term capital appreciation. The   Management LLC,
              Portfolio invests primarily in equity-related securities of foreign issuers. William Blair &
              The Portfolio invests primarily in the common stock of large and medium-     Company, LLC
              sized foreign companies, although it may also invest in companies of all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1)Financial Statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(2)Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2005 and 2004; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2005, 2004 and 2003; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(b)EXHIBITS

(1)Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2)Agreements for custody of securities and similar investments--Not Applicable.

(3)(a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

   (b) Form of Selected Broker Agreement used by PIMS (Note 2)

(4)(a) The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). Note 1)

   (b) The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). (Note 1)

   (c) Enhanced Dollar Cost Averaging Rider. (Note 1)

   (d) Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

   (e) Guaranteed Minimum Income Benefit Rider. (Note 1)

   (f) Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

   (g) Highest Anniversary Value Death Benefit Rider. (Note 1)

   (h) Highest Anniversary Value Death Benefit Schedule Supplement. (Note 1)

   (i) Longevity Credit Rider. (Note 1)

   (j) Guaranteed Minimum Payments Benefit Rider. (Note 1)

   (k) Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

   (l) 403(b) Annuity Endorsement. (Note 1)

   (m) Individual Retirement Annuity Endorsement. (Note 1)

   (n) Roth Individual Retirement Annuity Endorsement. (Note 1)

(5)(a) Application form for the Contract. (Note 7)

   (b) Election form for Lifetime Five and Spousal Lifetime Five (Note 13)

(6)(a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 5)

   (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

(7)Contract of reinsurance in connection with variable annuity contracts. (Note
   1)

(8)Other material contracts performed in whole or in part after the date the registration statement is filed:

   Form of Fund Participation Agreement. (Note 4)

(9)Opinion of Counsel. (Note 8)

(10)Written Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 8)

(11)All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12)Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)Powers of Attorney.

   (a) David R. Odenath, Jr., James J. Avery Jr., Ronald P. Joelson, Helen M. Galt, Bernard J. Jacob (Note 1)

   (b) Scott D. Kaplan, Tucker I. Marr
--------

(Note 1) Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of
         New Jersey Flexible Premium Variable Annuity Account.
(Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of
         New Jersey Flexible Premium Variable Annuity Account.
(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible
         Premium Variable Annuity Account.
(Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16,
         1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.
(Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New
         Jersey Variable Appreciable Account.
(Note 7) Filed Herewith.
(Note 8) Incorporated by reference to Form N-4, Registration No. 333-131035 filed April 14, 2006 on behalf of Pruco Life of New
         Jersey Flexible Premium Variable Annuity Account.

Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of
New Jersey Flexible Premium Variable Annuity Account.
Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of
New Jersey Flexible Premium Variable Annuity Account.
Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible
Premium Variable Annuity Account.
Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16,
1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.
Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New
Jersey Variable Appreciable Account.
Filed Herewith.
Incorporated by reference to Form N-4, Registration No. 333-131035 filed April 14, 2006 on behalf of Pruco Life of New
Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life of New Jersey are listed below:

              Name and Principal        Position and Offices
              Business Address          with Depositor
              ------------------        --------------
              James J. Avery, Jr....... Vice Chairman and
                                          Director
              213 Washington Street....
              Newark, NJ 07102-2992....

              Scott D. Kaplan..........
                                        President and Director
              213 Washington Street....
              Newark, NJ 07108-2997....

              Tucker I. Marr...........
                                        Chief Financial Officer
              213 Washington Street....
              Newark, NJ 07102-2992....

              Helen M. Galt............ Director
              213 Washington Street....
              Newark, NJ 07102-2992....

              Bernard J. Jacob.........
                                        Treasurer and Director
              213 Washington Street....
              Newark, NJ 07102-2992....

              Ronald P. Joelson........
                                        Director
              100 Mulberry Street......
              Newark, NJ 07102-5096....

              Thomas C. Castano........
                                        Chief Legal Officer and
                                        Secretary
              213 Washington Street....
              Newark, NJ 07102-2992....

              Kent Sluyter.............
                                        Senior Vice President
              213 Washington Street....
              Newark, NJ 07102-2992....

              James M. O'Connor........
                                        Senior Vice President
                                        and Actuary
              200 Wood Avenue South....
              Iselin, NJ 08830-2706....

              David R. Odenath, Jr.....
                                        Director
              751 Broad Street.........
              Newark, NJ 07102-3777....

              Shirley Shao.............
                                        Senior Vice President
                                        and Chief Actuary
              213 Washington Street....
              Newark, NJ 07102-2992....

              Kenneth S. Solon.........
                                        Senior Vice President
              213 Washington Street....
              Newark, NJ 07102-2992....

              Andrew M. Shainberg......
                                        Chief Compliance Officer
              213 Washington Street....
              Newark, NJ 07102-2992....

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware Statutory trust. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and

Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of Prudential Financial, Inc. and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21 of the Annual Report on Form 10-K of Prudential Financial, Registration
No. 001-16707, filed March 16, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 2,714 owners of Qualified and non-Qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following other investment company Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)Information concerning the directors and officers of PIMS is set forth below:

                            POSITIONS AND OFFICES     POSITIONS AND OFFICES
 NAME (1)                      WITH UNDERWRITER          WITH REGISTRANT
 --------                  ------------------------  ------------------------
 Robert F. Gunia.......... President                 None

 Mark Hastings............ Senior Vice President &
                           Chief Compliance Officer  None

 David Odenath............ Executive Vice President  None
 751 Broad Street
 Newark, NJ 07102

 Scott Sleyster........... Executive Vice President  None
 280 Trumbull Street
 Hartford, CT 06103

 Stephen Pelletier........ Executive Vice President  None

 Bernard B. Winograd...... Executive Vice President  None

 Edward P. Baird.......... Executive Vice President  None

 Michael J. McQuade....... Senior Vice President,    None
                           Comptroller and
                           Chief Financial Officer

 Peter J. Boland.......... Senior Vice President     None
                           and Director Of
                           Operations

 Mark Salvacion........... Senior Vice President,    None
                           Secretary and Chief
                           Legal Officer

--------
(1)The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c)Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                                               Net Underwriting
                                                Discounts and   Compensation on  Brokerage
Name of Principal Underwriter                    Commissions      Redemption    Commissions Compensation
-----------------------------                  ---------------- --------------- ----------- ------------
Prudential Investment Management Services, LLC    $8,177,036         $-0-          $-0-         $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a)Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) has duly caused this post-effective amendment to be signed on its behalf, on this 6th day of October, 2006.

                 THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                  (Depositor)

Attest: /s/ THOMAS C. CASTANO             /s/ SCOTT D. KAPLAN
        --------------------------------- -------------------
        THOMAS C. CASTANO                 SCOTT D. KAPLAN
        CHIEF LEGAL OFFICER AND SECRETARY PRESIDENT

                                  SIGNATURES

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE
-------------------
*
----------------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR

*
----------------------------------
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

*
----------------------------------
TUCKER I. MARR
VICE PRESIDENT AND
PRINCIPAL FINANCIAL OFFICER

                                    Date October 6, 2006
*
----------------------------------
RONALD P. JOELSON
DIRECTOR                            *BY: /s/ THOMAS C. CASTANO
                                         ---------------------
                                         (ATTORNEY-IN-FACT)
*
----------------------------------
HELEN M. GALT
DIRECTOR

*
----------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX

(10)    Written Consent of PricewaterhouseCoopers, LLP

(13)(b) Powers of Attorney: Scott D. Kaplan, Tucker I. Marr